CONSOLIDATED BALANCE SHEETS - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	€ 47,183	€ 24,696
Current portion of net trade accounts and notes receivable	10,864	11,307
Other receivables	1,255	1,031
Inventories	7,499	7,989
Other assets, current portion	581	369
Total current assets	67,382	45,393
Non-current assets
Property and equipment, net	3,617	3,704
Operating lease right-of-use assets	1,555	1,895
Intangible assets, net	728	761
Goodwill	2,412	2,412
Deposits and other non-current assets	634	655
Deferred tax assets	898	374
Total assets	77,226	55,193
Current liabilities
Trade accounts and notes payable	5,512	5,708
Deferred revenues, current portion	3,408	2,701
Social security and other payroll withholdings taxes	1,314	1,176
Employee absences compensation	704	698
Income taxes payable	501	129
Other accrued liabilities	2,755	2,774
Short-term borrowings	1,914	2,638
Current obligations under finance leases	340	344
Current portion of operating lease obligations	673	802
Current portion of long-term debt	830	4,532
Total current liabilities	17,951	21,504
Non-current liabilities
Deferred revenues, non-current	440	926
Obligations under finance leases	430	555
Operating lease obligations, non-current	888	1,099
Long-term debt, non-current	4,930	1,143
Other long-term liabilities	2,534	3,720
Total liabilities	27,172	28,945
Shareholders' equity
Common stock, 0.13 par value; 33,758,564 shares issued and 33,466,136 shares outstanding at December 31, 2021 0.13 par value29,457,744 shares issued and 29,165,316 shares outstanding at December 31, 2020	4,389	3,830
Additional paid-in capital	89,621	66,548
Retained earnings	(39,438)	(40,139)
Cumulative other comprehensive loss	(3,589)	(3,064)
Treasury stock, at cost; 292,428 at December 31, 2021 and at December 31, 2020	(928)	(928)
Total shareholders' equity	50,054	26,248
Total liabilities and shareholders' equity	€ 77,226	€ 55,193